Note 18 - Allowances	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
NOTE
18
– ALLOWANCES

	Balance at Beginning of Year	Additions Charged to Expenses/Other Accounts	Net (Deductions) Recoveries	Balance at End of Year
Valuation allowance for deferred tax assets
2017	$36,459,254	$--	$(9,366,549)	$27,092,705
2016	$32,367,359	$4,091,895	$--	$36,459,254